Financial Instruments - Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	₨ 78,042	₨ 99,467
Lease liabilities	19,198
Trade payables and accrued expenses	78,129	88,304
Derivative liabilities	7,369	1,310
Other liabilities	1,050	644
Loans, borrowings and bank overdrafts, undiscounted cash flows	79,543	102,755
Lease Liabilities Undiscounted Cash Flows	21,067
Trade payables and accrued expenses, undiscounted cash flows	78,129	88,304
Derivative liabilities, undiscounted cash flows	7,369	1,310
Other liabilities, undiscounted cash flows	1,050	644
Not later than one year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	74,663	73,559
Lease Liabilities Undiscounted Cash Flows	7,322
Trade payables and accrued expenses, undiscounted cash flows	78,129	88,304
Derivative liabilities, undiscounted cash flows	7,231	1,310
Other liabilities, undiscounted cash flows	899	644
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	4,761	24,887
Lease Liabilities Undiscounted Cash Flows	6,128
Derivative liabilities, undiscounted cash flows	90
Other liabilities, undiscounted cash flows	88
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	119	₨ 4,309
Lease Liabilities Undiscounted Cash Flows	5,425
Derivative liabilities, undiscounted cash flows	48
Other liabilities, undiscounted cash flows	63
Beyond 4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Lease Liabilities Undiscounted Cash Flows	₨ 2,192